Pre-Ipo Preferred Shares - Additional information (Detail)		1 Months Ended										12 Months Ended
	Oct. 18, 2019 shares	Apr. 30, 2021 shares	Jul. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Jul. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Feb. 28, 2014 USD ($) shares	Mar. 31, 2012 USD ($) shares	Mar. 31, 2011 USD ($) shares	Dec. 31, 2021 USD ($)
Class of Stock [Line Items]
Stock issued, during the period		3,685,504
Minimum Pre-offering Valuation | $												$ 400,000,000
IPO [Member]
Class of Stock [Line Items]
Minimum Pre-offering Valuation | $												400,000,000
Proceeds From Conversion Of Preferred Stock | $												40,000,000
Minimum [Member]
Class of Stock [Line Items]
Proceeds From Conversion Of Preferred Stock | $												$ 70,000,000
Cyber Dreamer Limited [Member]
Class of Stock [Line Items]
Number Of Shares Transferred	17,597,981
Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $											$ 1,000,000
Stock Splits, shares issued during the period			100,000,000
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series A Convertible Redeemable Preferred Shares [Member] | Matrix Partners China I Hong Kong Limited [Member]
Class of Stock [Line Items]
Stock issued, during the period											10,000,000
Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $										$ 2,500,000
Stock issued, during the period										8,333,332
Stock Splits, shares issued during the period			83,333,320
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series B Convertible Redeemable Preferred Shares [Member] | Matrix Partners China I Hong Kong Limited [Member]
Class of Stock [Line Items]
Stock issued, during the period										6,666,666
Series B Convertible Redeemable Preferred Shares [Member] | Morning side China TMT Fund II LP [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $									$ 1,000,000
Stock issued, during the period										1,666,666
Stock Splits, shares issued during the period			33,333,330
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series B Convertible Redeemable Preferred Shares [Member] | Morning side China TMT Fund II LP [Member] | 2014 Loan [member]
Class of Stock [Line Items]
Stock issued, during the period									3,333,333
Series C Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $								$ 10,894,477
Stock issued, during the period								11,725,839
Stock Splits, shares issued during the period			117,258,390
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series C Convertible Redeemable Preferred Shares [Member] | 2014 Loan [member]
Class of Stock [Line Items]
Stock issued, during the period								2,532,494
Stock Splits, shares issued during the period			25,324,940
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series C Convertible Redeemable Preferred Shares [Member] | Matrix Partners China I Hong Kong Limited [Member]
Class of Stock [Line Items]
Stock issued, during the period								5,192,086
Series C Convertible Redeemable Preferred Shares [Member] | Matrix Partners China I Hong Kong Limited [Member] | 2014 Loan [member]
Class of Stock [Line Items]
Stock issued, during the period								1,266,247
Series C Convertible Redeemable Preferred Shares [Member] | Morning side China TMT Fund II LP [Member]
Class of Stock [Line Items]
Stock issued, during the period								6,533,753
Series C Convertible Redeemable Preferred Shares [Member] | Morning side China TMT Fund II LP [Member] | 2014 Loan [member]
Class of Stock [Line Items]
Stock issued, during the period								1,266,247
Series C1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $							$ 3,223,675
Stock issued, during the period							3,469,736
Stock Splits, shares issued during the period			34,697,360
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series C1 Convertible Redeemable Preferred Shares [Member] | People Better Limited [Member]
Class of Stock [Line Items]
Stock issued, during the period							1,734,868
Series C1 Convertible Redeemable Preferred Shares [Member] | Shunwei Internet Limited [Member]
Class of Stock [Line Items]
Stock issued, during the period							1,734,868
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Stock issued, during the period				2,691,209
Stock Splits, shares issued during the period			26,912,090
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series D Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares			0.0001
Stock split, conversion ratio												0.10
Series D Convertible Redeemable Preferred Shares [Member] | Cyber Dreamer Limited [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $					$ 10,000,000	$ 22,000,000
Stock issued, during the period					4,004,775	8,810,504
Stock Splits, shares issued during the period					40,047,750	88,105,040
Series D1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares			$ 0.0001
Stock split, conversion ratio												0.10
Series D1 Convertible Redeemable Preferred Shares [Member] | Cyber Dreamer Limited [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $					$ 5,000,000
Stock issued, during the period					2,002,387
Stock Splits, shares issued during the period					20,023,870